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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2002
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:           BILL & MELINDA GATES FOUNDATION
                -------------------------------
Address:        2365 CARILLON POINT
                -------------------
                KIRKLAND, WA 98033
                ------------------

Form 13F File number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    MICHAEL LARSON
         --------------
Title:   AUTHORIZED AGENT
         ----------------
Phone:   (425) 889-7900
         ---------------

Signature, Place, and Date of Signing

/s/ MICHAEL LARSON                    KIRKLAND, WASHINGTON     FEBRUARY 12, 2003
---------------------------           --------------------     -----------------
          [Signature]                      [City, State]            [Date]

The authorized agent of the sole trustee of the Bill & Melinda Gates Foundation, Michael Larson, also exercises investment discretion with respect to the Section 13(f) securities held by Cascade Investment, L.L.C. ("Cascade"), which are reported separately on Cascade's Form 13F report, File No. 28-05149.

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Value:     32

Form 13F Information Table Value Total:     $2,378,750.70
                                            -------------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                           FORM 13F INFORMATION TABLE
                                                                            As of September 30, 2002
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                                                                        AMOUNT AND TYPE OF                     VOTING AUTHORITY
                                                                             SECURITY
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NAME OF ISSUER               TITLE OF       CUSIP        VALUE     SHARES/PRN  SH/   INVESTMENT    OTHER      SOLE    SHARED   NONE
                              CLASS                     (X1000)      AMOUNT    PRN   DISCRETION  MANAGERS
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
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES        Common Stock   002824100    29,820.00     745,500   SH        SOLE        N/A     745,500
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AUTONATION, INC.           Common Stock   05329W102    12,560.00   1,000,000   SH        SOLE        N/A   1,000,000
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BP PLC                     Sponsored ADR  055622104   109,755.00   2,700,000   SH        SOLE        N/A   2,700,000
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BRISTOL-MYERS SQUIBB CO.   Common Stock   110122108    21,448.48     926,500   SH        SOLE        N/A     926,500
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CANADIAN NATIONAL
  RAILWAY CO.              Common Stock   136375102    24,936.00     600,000   SH        SOLE        N/A     600,000
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CARDINAL HEALTH INC.       Common Stock   14149Y108    90,264.75   1,525,000   SH        SOLE        N/A   1,525,000
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CSX CORP                   Common Stock   126408103    21,232.50     750,000   SH        SOLE        N/A     750,000
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COCA COLA CO.              Common Stock   191216100    21,920.00     500,000   SH        SOLE        N/A     500,000
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COSTCO WHOLESALE CORP      Common Stock   22160K105    79,971.00   2,850,000   SH        SOLE        N/A   2,850,000
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COX COMMUNICATIONS, INC.   Common Stock   224044107   266,275.56   9,375,900   SH        SOLE        N/A   9,375,900
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DISNEY WALT CO.            Common Stock   254687106    32,620.00   2,000,000   SH        SOLE        N/A   2,000,000
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DUKE ENERGY CORP           Common Stock   264399106    87,930.00   4,500,000   SH        SOLE        N/A   4,500,000
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EXXON MOBIL CORP           Common Stock   30231G102    73,374.00   2,100,000   SH        SOLE        N/A   2,100,000
-----------------------------------------------------------------------------------------------------------------------------------
GREATER CHINA FUND         Common Stock   39167B102     4,504.37     510,700   SH        SOLE        N/A     510,700
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GRUPO TELEVISA             Sponsored ADR  40049J206    14,219.16     509,100   SH        SOLE        N/A     509,100
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HOME DEPOT                 Common Stock   437076102    52,844.00   2,200,000   SH        SOLE        N/A   2,200,000
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JARDINE FLEMING INDIA FUND Common Stock   471112102     2,131.49     276,100   SH        SOLE        N/A     276,100
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JOHNSON & JOHNSON          Common Stock   478160104    77,047.00   1,434,500   SH        SOLE        N/A   1,434,500
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LILLY (ELI) & CO           Common Stock   532457108   184,467.50   2,905,000   SH        SOLE        N/A   2,905,000
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MERCK & CO                 Common Stock   589331107   167,848.65   2,965,000   SH        SOLE        N/A   2,965,000
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PFIZER INC.                Common Stock   717081103    91,159.74   2,982,000   SH        SOLE        N/A   2,982,000
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PHARMACIA CORP             Common Stock   71713U102    25,727.90     615,500   SH        SOLE        N/A     615,500
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S & P DEOPSITARY RECEIPTS  UNIT SER 1     78462F103   695,252.40   7,880,000   SH        SOLE        N/A   7,880,000
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SCHERING PLOUGH CORP       Common Stock   806605101    15,540.00     700,000   SH        SOLE        N/A     700,000
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SCHOLASTIC CORP            Common Stock   807066105    14,380.00     400,000   SH        SOLE        N/A     400,000
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SHAW COMMUNICATIONS INC.   Common Stock   82028K200     1,028.00     100,000   SH        SOLE        N/A     100,000
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TENET HEALTHCARE CORP      Common Stock   88033G100    32,800.00   2,000,000   SH        SOLE        N/A   2,000,000
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UNITED PARCEL SERVICE      Common Stock   911312106    31,540.00     500,000   SH        SOLE        N/A     500,000
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UNIVISION
  COMMUNICATIONS INC.      Common Stock   914906102     2,450.00     100,000   SH        SOLE        N/A     100,000
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UNOCAL CORP                Common Stock   915289102    15,290.00     500,000   SH        SOLE        N/A     500,000
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WASTE MGMT, INC.           Common Stock   94106L109    54,664.20   2,385,000   SH        SOLE        N/A   2,385,000
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WYETH                      Common Stock   983024100    23,749.00     635,000   SH        SOLE        N/A     635,000
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
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